Business Combinations - Schedule of Reverse Recapitalization (Details) - USD ($) $ in Thousands				1 Months Ended
	Dec. 31, 2022	Nov. 09, 2022	Aug. 09, 2022	Aug. 31, 2022
Business Combination And Reverse Recapitalization [Abstract]
Cash – CHW’s trust (net of redemptions)			$ 28,330
Cash – PIPE and Backstop Investor			5,202
Payment of transaction costs and other related expenses			(12,488)
Payment of deferred transaction costs			(9,318)
Reversal of APIC impact recorded upon issuance of Forward Share Purchase Agreements ("FPAs") in August 2022				$ (23,203)
Cash received from FPA at Put Date		$ 9,837
APIC impact of FPA at Put Date, net of cash received		$ 4,229
Proceeds from merger with CHW, net of issuance costs	$ 2,589		$ 11,726